Leases - Other Leases Information (Details)	Dec. 31, 2019
Leases [Abstract]
Operating leases, weighted average remaining lease term	6 years 3 months 18 days
Finance leases, weighted average remaining lease term	8 years 6 months
Operating leases, weighted average remaining discount rate	5.80%
Finance leases, weighted average remaining discount rate	7.20%